Auditors' Remuneration - Schedule of All Other Fees (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of All Other Fees [Line Items]
EMDG grant consulting services	$ 10,380	$ 7,210
EMDG grant consulting services [Member]
Schedule of All Other Fees [Line Items]
EMDG grant consulting services	$ 10,380	$ 7,210